MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.2 - Schedule 2

Client Name:
Client Project Name:	MSRM 2025-SPL1
Start - End Dates:	11/9/2015 - 12/30/2022
Deal Loan Count:	29

Conditions Report 2.0

Loans in Report:	10
Loans with Conditions:	3

3 - Total Active Conditions
3 - Non-Material Conditions
3 - Compliance Review Scope
1 - Category: State Rate Spread
2 - Category: TILA/RESPA Integrated Disclosure
0 - Total Satisfied Conditions

0 - Total Waived Conditions

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Client Name:
Client Project Name:	MSRM 2025-SPL1
Start - End Dates:	11/9/2015 - 12/30/2022
Deal Loan Count:	29

Conditions Report 2.0

Loans in Report:	10
Loans with Conditions:	3
Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method
6986398	XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	B	B	B	B	Compliance	State Rate Spread	Active	B	B	B	B	CMPSRS2051	XXX Higher-Priced Loan	No	Test APR is 9.565%; benchmark rate is 3.940%. Variance of 5.625% exceeds 1.500% threshold.	(No Data)	(No Data)	(No Data)	(No Data)
6986411	XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	B	B	B	B	Compliance	TILA/RESPA Integrated Disclosure	Active	B	B	B	B	CMPTRID4463	TRID - Assumption selection on the CD does not match the clause in the mortgage.	No	Non Numeric ErrorAll CD's: Loan Disclosure - Assumption does not match Note/Product.	(No Data)	(No Data)	Non-Numeric	Not Applicable
6986413	XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A
6986422	XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	B	B	B	B	Compliance	TILA/RESPA Integrated Disclosure	Active	B	B	B	B	CMPTRID4463	TRID - Assumption selection on the CD does not match the clause in the mortgage.	No	Non Numeric Error. All CD's: Loan Disclosure - Assumption does not match Note/Product.	(No Data)	(No Data)	Non-Numeric	Not Applicable
6986428	XXXXXX	XXXXXX	(No Data)	ATR/QM: Not Applicable	A	A	A	A
6986431	XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A
6986446	XXXXXX	XXXXXX	(No Data)	ATR/QM: Not Applicable	A	A	A	A
6986447	XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A
6986458	XXXXXX	XXXXXX	(No Data)	ATR/QM: Not Applicable	A	A	A	A
6986465	XXXXXX	XXXXXX	(No Data)	ATR/QM: Not Applicable	A	A	A	A

Client Name:
Client Project Name:	MSRM 2025-SPL1
Start - End Dates:	11/9/2015 - 12/30/2022
Deal Loan Count:	29

Conditions Report 2.0

Loans in Report:	10
Loans with Conditions:	3
Loan Number	TRID Indicator	Lender Application Date	Broker Application Date	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade
6986398	No	XXXXXX	XXXXXX	B	B	B	B
6986411	Yes	XXXXXX	XXXXXX	B	B	B	B
6986413	Yes	XXXXXX	XXXXXX	A	A	A	A
6986422	Yes	XXXXXX	XXXXXX	B	B	B	B
6986428	Yes	XXXXXX	XXXXXX	A	A	A	A
6986431	Yes	XXXXXX	XXXXXX	A	A	A	A
6986446	Yes	XXXXXX	XXXXXX	A	A	A	A
6986447	Yes	XXXXXX	XXXXXX	A	A	A	A
6986458	Yes	XXXXXX	XXXXXX	A	A	A	A
6986465	Yes	XXXXXX	XXXXXX	A	A	A	A